Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 746,776,500.00
Previously Paid Amount	0.00
Total Fee Amount	103,129.83
Total Offset Amount	0.00
Net Fee	103,129.83
Narrative - Max Aggregate Offering Price	$ 746,776,500.00
Final Prospectus	true